Fair Values of Financial Instruments (Q3) (Details) - USD ($) $ in Thousands	Sep. 30, 2017		Dec. 31, 2016		Dec. 31, 2015
Assets [Abstract]
Interest bearing deposits - time	$ 3,489		$ 5,591		$ 11,866
Trading securities	347		410		148
Securities available for sale	548,865		610,616		585,484
Federal Home Loan Bank and Federal Reserve Bank Stock	15,543		15,543		15,471
Liabilities [Abstract]
Deposits with stated maturity			485,118
Federal funds purchased	3,000		0
Other borrowings	72,849		9,433		11,954
Subordinated debentures	35,569		35,569		35,569
Payment plan receivables and commercial loans held for sale			31,400
Reciprocal deposits included in deposits with no stated maturity	13,500		7,400		11,800
Reciprocal deposits included in deposits with stated maturity	35,500		31,300		38,400
Recorded Book Balance [Member]
Assets [Abstract]
Cash and due from banks	31,998		35,238		54,260
Interest bearing deposits	15,605		47,956		31,523
Interest bearing deposits - time	3,489		5,591		11,866
Trading securities	347		410		148
Securities available for sale	548,865		610,616		585,484
Federal Home Loan Bank and Federal Reserve Bank Stock	15,543		15,543		15,471
Net loans and loans held for sale	1,963,227		1,655,335	[1],[2]	1,520,346
Accrued interest receivable	8,740		7,316		6,565
Derivative financial instruments	1,973		2,251		1,238
Liabilities [Abstract]
Deposits with no stated maturity	1,808,071	[3]	1,740,601	[3],[4]	1,659,743	[4]
Deposits with stated maturity	535,690	[3]	485,118	[3],[4]	426,220	[4]
Federal funds purchased	3,000
Other borrowings	72,849		9,433		11,954
Subordinated debentures	35,569		35,569		35,569
Accrued interest payable	1,105		932		466
Derivative financial instruments	1,073		975		619
Fair Value [Member]
Assets [Abstract]
Cash and due from banks	31,998		35,238		54,260
Interest bearing deposits	15,605		47,956		31,523
Interest bearing deposits - time	3,493		5,611		11,858
Trading securities	347		410		148
Securities available for sale	548,865		610,616		585,484
Net loans and loans held for sale	1,909,662		1,629,587	[1],[2]	1,472,613
Accrued interest receivable	8,740		7,316		6,565
Derivative financial instruments	1,973		2,251		1,238
Liabilities [Abstract]
Deposits with no stated maturity	1,808,071	[3]	1,740,601	[3],[4]	1,659,743	[4]
Deposits with stated maturity	533,045	[3]	483,469	[3],[4]	423,776	[4]
Federal funds purchased	3,000
Other borrowings	73,405		10,371		13,448
Subordinated debentures	28,634		25,017		23,069
Accrued interest payable	1,105		932		466
Derivative financial instruments	1,073		975		619
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets [Abstract]
Cash and due from banks	31,998		35,238		54,260
Interest bearing deposits	15,605		47,956		31,523
Interest bearing deposits - time	0		0		0
Trading securities	347		410		148
Securities available for sale	0		0		0
Net loans and loans held for sale	0		0	[1],[2]	0
Accrued interest receivable	0		5		5
Derivative financial instruments	0		0		0
Liabilities [Abstract]
Deposits with no stated maturity	1,808,071	[3]	1,740,601	[3],[4]	1,659,743	[4]
Deposits with stated maturity	0	[3]	0	[3],[4]	0	[4]
Federal funds purchased	0
Other borrowings	0		0		0
Subordinated debentures	0		0		0
Accrued interest payable	40		21		21
Derivative financial instruments	0		0		0
Significant Other Observable Inputs (Level 2) [Member]
Assets [Abstract]
Cash and due from banks	0		0		0
Interest bearing deposits	0		0		0
Interest bearing deposits - time	3,493		5,611		11,858
Trading securities	0		0		0
Securities available for sale	548,865		610,616		585,484
Net loans and loans held for sale	47,611		67,321	[1],[2]	27,866
Accrued interest receivable	2,850		2,364		1,969
Derivative financial instruments	1,973		2,251		1,238
Liabilities [Abstract]
Deposits with no stated maturity	0	[3]	0	[3],[4]	0	[4]
Deposits with stated maturity	533,045	[3]	483,469	[3],[4]	423,776	[4]
Federal funds purchased	3,000
Other borrowings	73,405		10,371		13,448
Subordinated debentures	28,634		25,017		23,069
Accrued interest payable	1,065		911		445
Derivative financial instruments	1,073		975		619
Significant Unobservable Inputs (Level 3) [Member]
Assets [Abstract]
Cash and due from banks	0		0		0
Interest bearing deposits	0		0		0
Interest bearing deposits - time	0		0		0
Trading securities	0		0		0
Securities available for sale	0		0		0
Net loans and loans held for sale	1,862,051		1,562,266	[1],[2]	1,444,747
Accrued interest receivable	5,890		4,947		4,591
Derivative financial instruments	0		0		0
Liabilities [Abstract]
Deposits with no stated maturity	0	[3]	0	[3],[4]	0	[4]
Deposits with stated maturity	0	[3]	0	[3],[4]	0	[4]
Federal funds purchased	0
Other borrowings	0		0		0
Subordinated debentures	0		0		0
Accrued interest payable	0		0		0
Derivative financial instruments	$ 0		$ 0		$ 0

[1]	Net loans and loans held for sale at December 31, 2016 include $31.4 million of payment plan receivables and commercial loans held for sale.
[2]	Net loans and loans held for sale include $31.4 million of payment plan receivables and commercial loans held for sale at December 31, 2016.
[3]	Deposits with no stated maturity include reciprocal deposits with a recorded book balance of $13.5 million and $7.4 million at September 30, 2017 and December 31, 2016, respectively. Deposits with a stated maturity include reciprocal deposits with a recorded book balance of $35.5 million and $31.3 million September 30, 2017 and December 31, 2016, respectively.
[4]	Deposits with no stated maturity include reciprocal deposits with a recorded book balance of $7.4 million and $11.8 million at December 31, 2016 and 2015, respectively. Deposits with a stated maturity include reciprocal deposits with a recorded book balance of $31.3 million and $38.4 million at December 31, 2016 and 2015, respectively.